OPPENHEIMER EQUITY INCOME FUND
                      Supplement dated July 16, 1997 to the
                        Prospectus dated November 1, 1996

The Prospectus is changed as follows:

1. The Supplement dated May 1, 1997 to the Prospectus is replaced by this supplement.

2. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is replaced with the following:

     (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page 32) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares Buying Class A Shares", below.

3. The fundamental policy described on page 20 that, "The Fund cannot buy or sell commodities or commodity contracts other than those hedging instruments which are considered commodities" is replaced with the following fundamental policy:

     o The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments permitted by any of its other investment policies, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities.

4. The fundamental policy described on page 20 that "The Fund cannot engage in short sales or purchase securities on margin; however, the Fund may make margin deposits in connection with any of the hedging instruments it may use" is replaced with the following fundamental policy:

     o The Fund cannot engage in short sales or purchase securities on margin, however, the Fund may make margin deposits in connection with any of its investments.

5. The fundamental policy described on page 20 that "The Fund cannot mortgage, pledge or hypothecate the Fund's assets; the escrow, collateral and margin arrangements involved with hedging instruments are not considered to involve a mortgage, hypothecation or pledge" is replaced with the following fundamental policy:

                                                                     (Continued)

     o The Fund cannot mortgage, pledge or hypothecate the Fund's assets; the escrow, collateral and margin arrangements involved with any of its investments are not considered to involve a mortgage, hypothecation or pledge.

6. The fundamental policy described on page 20 that, "The Fund cannot borrow money" is replaced with the following fundamental policy:

     o The Fund cannot borrow money, except for temporary, emergency purposes or under other unusual circumstances.

7. The second sentence in "Class A Shares" under "Classes of Shares" on page 27 is replaced by the following:

     If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

8. The following sentence is added to the end of "Which Class of Shares Should You Choose?
- How Does It Affect Payments To My Broker?"  on page 29:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

9.   The  following  fourth  sub-paragraph  is added to "Buying  Class A
Shares - Class A
Contingent Deferred Sales Charge" on page 32:

        o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more.

10. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 32 is replaced by the following:

     The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.


                                                                     (Continued)

11. In the third paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 32, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

12. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share
Purchases - Right of Accumulation" on page 33 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

13. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 36 is replaced by the following:

        o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

        o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

14. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 36:

        o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

        o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


                                                                     (Continued)

15. The following sentence is added to the end of the third paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 39:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

16. The following is added as a new penultimate sentence to the fourth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 39:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

17. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions of Shares in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 40 is replaced with the following and a new sub-section (6) is added as follows:

        o distributions from OppenheimerFunds prototype 401(k) plans and from certain
     Massachusetts Mutual Life Insurance Company prototype 401(k) plans . . . (6) for loans to participants or beneficiaries.

18. The following sub-paragraph is added at the end of "Waivers for Redemptions of Shares in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 40:

        o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

19. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 41:

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525- 7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.



July 16, 1997                                                 PS0300.010

                         OPPENHEIMER EQUITY INCOME FUND

                      Supplement dated July 16, 1997 to the
          Statement of Additional Information dated November 1, 1996

The Statement of Additional Information is changed as follows:

1. The fundamental policy described on page 18 that, "The Fund cannot buy or sell real estate or interests in real estate investment trusts" is replaced with the following fundamental policy:

     o The Fund cannot invest in real estate or in interests in real estate, but may purchase securities of issuers holding real estate or interests therein.

2. The fundamental policy described on page 18 that, "The Fund cannot buy securities of other investment companies, except in connection with a merger or consolidation" is eliminated.

3. The fundamental policy described on page 18 that, "The Fund cannot act as an underwriter of securities of other issuers" is replaced with the following fundamental policy:

     o The Fund cannot act as an underwriter of securities of other issuers, except in connection with sales of its portfolio securities.




July 16, 1997                                                       PX0300.004